Cover	12 Months Ended
Dec. 30, 2023
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	INTEL CORPORATION
Entity Central Index Key	0000050863